Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 14 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases. The Company has elected the short-term lease exemption under ASC 842 for leases with terms of 12 months or less.

The Company has entered into seven non-cancellable operating lease agreements for 6 office spaces expiring through January 2028. As of December 31, 2025, the Company recognized approximately RMB 0.7 million (USD 0.1 million) right of use (“ROU”) assets and same amount of lease liabilities based on the present value of the future minimum rental payments of leases, using an incremental borrowing rate of 7%, which is determined using an incremental borrowing rate with similar term in the PRC. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 1.5 years. The Company takes the short-term lease exemption for the lease agreements with a term of less than 1 year and expensed nil and nil during the years ended December 31, 2024 and 2025, respectively.

Operating lease expenses are allocated between the cost of revenue and selling, research and development, general, and administrative expenses. Long-term rent expenses for the years ended December 31, 2023, 2024 and 2025 was RMB 1,284,750, RMB 1,139,743 and RMB 1,094,679 (USD 153,255), respectively. Impairment of right of use assets amounted for the years ended December 31, 2023, 2024 and 2025 was nil, nil and nil, respectively.

The five-year maturity of the Company’s operating lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
2026	543,288	77,295
2027	243,281	34,612
2028	-	-
2029	-	-
2030	-	-
Thereafter	-	-
Total lease payments	786,569	111,907
Less: Interest	14,677	2,088
Present value of lease liabilities	771,892	109,819